Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Ordinary Share	Additional paid-in capital	Retained Earnings Statutory reserves	Retained Earnings Accumulated deficit	Accumulated other comprehensive income/(loss)	Non- controlling interest	Total
Balance at Mar. 31, 2023	$ 284,367	$ 83,958,418	$ 1,309,109	$ (69,273,018)	$ 1,735,135	$ (1,346,859)	$ 16,667,152
Balance (in Shares) at Mar. 31, 2023	1,184,861
Sale of shares and warrants	$ 119,520	2,470,080					2,589,600
Sale of shares and warrants (in Shares)	498,000
Fractional shares issued for reverse stock split
Net loss				(924,247)		(14)	(924,261)
Foreign currency translation loss					(794,542)		(794,542)
Balance at Sep. 30, 2023	$ 403,887	86,428,498	1,309,109	(70,197,265)	940,593	(1,346,873)	17,537,949
Balance (in Shares) at Sep. 30, 2023	1,682,861
Balance at Mar. 31, 2024	$ 418,407	86,413,978	1,309,109	(73,507,246)	1,005,762	(1,346,873)	14,293,137
Balance (in Shares) at Mar. 31, 2024	1,743,362
Issuance of incentive ordinary shares award	$ 100,972	(100,972)
Issuance of incentive ordinary shares award (in Shares)	420,715
Sale of shares and warrants	$ 1,077,600	6,555,400					7,633,000
Sale of shares and warrants (in Shares)	4,490,000
Net loss				(2,277,092)			(2,277,092)
Foreign currency translation loss					472,107		472,107
Balance at Sep. 30, 2024	$ 1,596,979	$ 92,868,406	$ 1,309,109	$ (75,784,338)	$ 1,477,869	$ (1,346,873)	$ 20,121,152
Balance (in Shares) at Sep. 30, 2024	6,654,077